Financial Assets and Liabilities - Movement in Financial Liabilities (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial liabilities [line items]
Financial liabilities, beginning balance	€ 53,440
Financial liabilities, ending balance	52,089	€ 53,440
Debenture and bond issues
Disclosure of financial liabilities [line items]
Financial liabilities, beginning balance	42,084	43,557
New issues	8,390	5,693
Redemptions, conversions and exchanges	(6,687)	(6,873)
Revaluation and other movements	(2,499)	(293)
Financial liabilities, ending balance	41,288	42,084
Promissory notes and commercial paper
Disclosure of financial liabilities [line items]
Financial liabilities, beginning balance	3,360	1,815
New issues	60	1,566
Redemptions, conversions and exchanges	(1,008)	(25)
Revaluation and other movements	(6)	4
Financial liabilities, ending balance	2,406	3,360
Issues
Disclosure of financial liabilities [line items]
Financial liabilities, beginning balance	45,444	45,372
New issues	8,450	7,259
Redemptions, conversions and exchanges	(7,695)	(6,898)
Revaluation and other movements	(2,505)	(289)
Financial liabilities, ending balance	€ 43,694	€ 45,444